UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-5410

ING PRIME RATE TRUST
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)	With copies to:

Theresa K. Kelety, Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006
Registrant’s telephone number, including area code: (800) 992-0180

Date of fiscal year end: February 28
Date of reporting period: July 1, 2006 — June 30, 2007

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-05410
Reporting Period: 07/01/2006 - 06/30/2007
ING Prime Rate Trust

============================= ING PRIME RATE TRUST =============================

HAYES LEMMERZ INTERNATIONAL INC.

Ticker:       HAYZ           Security ID:  420781304
Meeting Date: JUL 18, 2006   Meeting Type: Annual
Record Date:  MAY 19, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Henry D. G. Wallace        For       Did Not    Management
                                                          Vote
1.2   Elect Director Richard F. Wallman         For       Did Not    Management
                                                          Vote
2     Ratify Auditors                           For       Did Not    Management
                                                          Vote

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HAYES LEMMERZ INTERNATIONAL INC.

Ticker:       HAYZ           Security ID:  420781304
Meeting Date: MAY 4, 2007    Meeting Type: Special
Record Date:  APR 9, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Company Specific Equity Related (i)       For       For        Management
      Rights Offering (ii) Sale Common Stock
      (iii) Purchase of up to 4,038,462 shares
      of Common Stock (iv) Amended and Restated
      Equity Purchase and Commitment Agreement
2     Increase Authorized Common Stock          For       For        Management
3     Approve Increase in Size of Board         For       For        Management

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SAFELITE GROUP, INC.

Ticker:       N/A            Security ID:  78645Q992
Meeting Date: OCT 26, 2006   Meeting Type: Annual
Record Date:  SEP 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director George T. Haymaker         For       For        Management
1.2   Elect Director Wilson C. Cooney           For       For        Management
1.3   Elect Director Donald DeFosset Jr.        For       For        Management
1.4   Elect Director James J. Gaffney           For       For        Management
1.5   Elect Director Douglas A. Herron          For       For        Management
1.6   Elect Director Robert Ruocco              For       For        Management
1.7   Elect Director Laurie M. Shahon           For       For        Management
1.8   Elect Director Michael S. Wilder          For       For        Management
1.9   Elect Director Dan H. Wilson              For       For        Management

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SAFELITE GROUP, INC.

Ticker:       N/A            Security ID:  78645Q992
Meeting Date: FEB 5, 2007    Meeting Type: Special
Record Date:  JAN 29, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To Authorize, Approve and Adopt the       For       For        Management
      Merger and the Related Transactions
      Contemplated by the Merger Agreement
2     To Execute the Stockholders'              For       For        Management
      Representative Agreement

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SAFELITE GROUP, INC.

Ticker:       N/A            Security ID:  78645Q992
Meeting Date: FEB 9, 2007    Meeting Type: Special
Record Date:  JAN 29, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To Approve and Authorize Certain Payment  For       For        Management
      Rights of the Senior Officers Under the
      2005 Transaction Incentive Plan, as
      Amended

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SAFELITE REALTY CORP.

Ticker:       N/A            Security ID:  79599W969
Meeting Date: OCT 26, 2006   Meeting Type: Annual
Record Date:  SEP 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director George T. Haymaker         For       For        Management
1.2   Elect Director Dan H. Wilson              For       For        Management
1.3   Elect Director James J. Gaffney           For       For        Management

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USA MOBILITY INC

Ticker:       USMO           Security ID:  90341G103
Meeting Date: AUG 9, 2006    Meeting Type: Annual
Record Date:  JUN 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director David Abrams               For       For        Management
1.2   Elect Director James V. Continenza        For       For        Management
1.3   Elect Director Nicholas A. Gallopo        For       For        Management
1.4   Elect Director Vincent D. Kelly           For       For        Management
1.5   Elect Director Brian O'Reilly             For       For        Management
1.6   Elect Director Matthew Oristano           For       For        Management
1.7   Elect Director Samme L. Thompson          For       For        Management
1.8   Elect Director Royce Yudkoff              For       For        Management

========== END N-PX REPORT

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING PRIME RATE TRUST
By:	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 29, 2007